Subsequent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9. SUBSEQUENT EVENTS

The Company evaluated subsequent events that occurred as of August 14, 2026, the date the unaudited condensed consolidated financial statements were issued. Based on this review, the Company did not identify any subsequent events that required adjustment to or disclosure in the unaudited condensed consolidated financial statements, other than as described below.

Amendment to the Business Combination Agreement

On August 6, 2026, the Company, Merger Sub, and EigenQ entered into a first amendment to the Business Combination Agreement (the “BCA Amendment”), which amended the Business Combination Agreement to, among other things, (i) confirm that, in addition to incentivizing Transaction Financing (as defined in the Business Combination Agreement), the Transaction Support Shares (as defined below) agreed to be set aside by the Sponsor may be transferred for any purpose related to the Proposed Business Combination as agreed by the parties; (ii) clarify that the Company will redeem its Class A ordinary shares tendered for redemption by public shareholders in connection with the Proposed Business Combination immediately before the Domestication, (iii) expand the size of the board of directors of PubCo from 7 members to 9 members; and (iv) clarify that the equity incentive plan to be adopted by the PubCo will have an initial share reserve equal to approximately ten percent (10%) of the issued and outstanding shares of PubCo Common Stock on a fully-diluted basis immediately after the Closing.

Amendment to the Sponsor Support Agreement

On August 6, 2026, the Company, EigenQ and the Sponsor entered into a first amendment to the Sponsor Support Agreement (the “Support Agreement Amendment”) to clarify that, in addition to incentivizing Transaction Financing, the Transaction Financing Support Shares (as redefined in the Sponsor Support Agreement, the “Transaction Support Shares”), may be transferred or forfeited for any purpose related to the Proposed Business Combination as agreed by the parties.

9. SUBSEQUENT EVENTS

The Company evaluated subsequent events that occurred after December 31, 2025, the date the financial statements were issued. Based on this review, other than described below, the Company did not identify any subsequent events that required adjustment to or disclosure in the financial statement.

On January 7, 2026, the Company consummated the closing of an additional 1,500,000 Units sold pursuant to the underwriters’ over-allotment option, generating gross proceeds of $15,000,000. Simultaneously with the consummation of the over-allotment option on January 7, 2026, the Company also consummated the sale of an additional 30,000 private placement units to Clear Street at a price of $10.00 per private placement unit, generating gross proceeds of $300,000.

On January 7, 2026, an amount of $15,000,000 ($10.00 per Unit) from the net proceeds of the sale of the additional Units, and a portion of the net proceeds from the sale of the additional private placement units, was held in the Trust Account.

On January 7, 2026, the underwriters were paid in cash an underwriting discount of $0.20 per additional Unit sold, or $300,000 in the aggregate. In addition, the underwriters were entitled to a deferred fee of $0.40 per additional Unit, $600,000 in the aggregate.

On February 7, 2026, the over-allotment option to purchase the remaining 1,500,000 Units expired, resulting in the forfeiture of 499,950 Class B ordinary shares. As of the date the financial statements were issued, 7,165,950 Class B ordinary shares were issued and outstanding.

On March 13, 2026, the Company and DCMT Holdings, Inc. executed an agreement (the “Vice President Service Agreement”), pursuant to which, effective as of March 3, 2026, Mr. David O’Neil shall render professional services in the capacity of “Vice President.” Mr. O’Neil receives a monthly fee of $8,333.33 for services performed for the Company in connection with the Company’s initial business combination.